Major Customer (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major Customer (Textual)
Net sales	$ 1,599,864	$ 1,730,000
Account receivable	$ 451,130	$ 1,745,000
Major customer one [Member]
Major Customer (Textual)
Percentage of total sales	10.00%